Investment Objectives and Goals - Guardian Short Duration Bond VIP Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Guardian Short Duration Bond VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.